NEUBERGER BERMAN EQUITY FUNDS
      Investor Class
      Trust Class
      Advisor Class

Supplement to the prospectus dated December 12, 2002

The following changes are effective January 2, 2003 with respect to the funds indicated:

Neuberger Berman Century Fund

1. The Goal & Strategy section is revised to read as follows:

THE FUND SEEKS LONG TERM GROWTH OF CAPITAL; DIVIDEND INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. They seek to buy companies with strong historical and prospective earnings growth. In determining whether a company has favorable growth characteristics, the managers analyze such factors as:
   o  Sales and earnings growth
   o  Return on equity
   o  Debt to equity ratio
   o  Market share and competitive leadership of the company's products

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

The paragraphs on "Large-Cap Stocks" and "Growth Investing" remain unchanged.

2. The first paragraph of the "Management" section is revised to read as follows:

This fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

JON D. BRORSON has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

JOHN J. ZIELINSKI has co-managed an equity mutual fund and managed other equity portfolios for another investment manager since 1983.

KENNETH J. TUREK has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Each team member listed above is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

Neuberger Berman MANHATTAN Fund

1. The Goal & Strategy section is revised to read as follows:

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization between $2 billion and $12 billion. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:
   o  Financial condition (such as debt to equity ratio)
   o  Market share and competitive leadership of the company's products
   o  Earnings growth relative to competitors
   o Market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

The paragraphs on "Mid-Cap Stocks" and "Growth Investing" remain unchanged.

2. The first paragraph of the "Management" section is revised to read as follows:

This fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

JON D. BRORSON has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

KENNETH J. TUREK has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Each team member listed above is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

Neuberger Berman MILLENNIUM Fund

1. The Goal & Strategy section is revised to read as follows:

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $2 billion. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:
   o  Financial condition (such as debt to equity ratio)
   o  Market share and competitive leadership of the company's products
   o  Earnings growth relative to competitors
   o Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

The paragraphs on "Small-Cap Stocks" and "Growth Investing" remain unchanged.

2. The first paragraph of the "Management" section is revised to read as follows:

This fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

JON D. BRORSON has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

DAVID H. BURSHTAN has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

Each team member listed above is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC.

This supplement is dated December 19, 2002, and supersedes the supplement dated December 17, 2002.